Commitments And Guarantees - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Buildings
Guarantor Obligations [Line Items]
Rental expense for facilities operating leases	$ 989	$ 874	$ 711
Building, Building Improvements and Leasehold Improvements
Guarantor Obligations [Line Items]
Committed for construction of new buildings, building improvements and leasehold improvements	$ 681